Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000134841 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134841 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134841 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134841 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134841 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134841 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134841 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134841 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134841 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134841 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134841 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000134841 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000134841 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000134841 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000134841 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134841 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134841 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134841 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134841 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134841 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000134841 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000134841 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134841 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134841 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134841 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134841 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134841 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134841 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134841 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134842 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000134842 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134842 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000134842 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134842 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134842 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134842 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134842 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134842 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134842 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134842 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000134842 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000134842 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000134842 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000134842 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134842 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134842 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134842 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134842 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134842 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000134842 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000134842 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134842 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134842 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134842 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134842 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134842 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134842 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134842 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175516 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175516 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000175516 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175516 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175516 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175516 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175516 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175516 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175516 [Member] | Fomento Economico Mexicano SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175516 [Member] | Hong Kong Exchanges And Clearing Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000175516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000175516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000175516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175516 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175516 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175516 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000175516 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000175516 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000175516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175516 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175516 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000175516 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175516 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175516 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175516 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138515 [Member] | U S Treasury Bill U S Treasury Bill When Issued 5 04 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138515 [Member] | Avangrid Inc 4 92 10 2 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | Keurig Dr Pepper Inc 4 87 10 2 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | Public Service Enterprise Group Incorporated 4 91 10 2 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | HP Inc 4 93 10 4 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | PNC Financial Services Group Inc The 6 62 10 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | JPMorgan Chase And Co 6 07 10 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | American Express Co 6 34 10 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | GM Financial Consumer Automobile Receivables Trust Series 2023 1 Class B 5 03 9 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | Hewlett Packard Enterprise Co 6 10 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000138515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000138515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000138515 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000138515 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000138515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000138515 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000138515 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138515 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000138515 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000138515 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000138515 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138515 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135576 [Member] | U S Treasury Bill U S Treasury Bill When Issued 5 04 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135576 [Member] | Avangrid Inc 4 92 10 2 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | Keurig Dr Pepper Inc 4 87 10 2 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | Public Service Enterprise Group Incorporated 4 91 10 2 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | HP Inc 4 93 10 4 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | PNC Financial Services Group Inc The 6 62 10 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | JPMorgan Chase And Co 6 07 10 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | American Express Co 6 34 10 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | GM Financial Consumer Automobile Receivables Trust Series 2023 1 Class B 5 03 9 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | Hewlett Packard Enterprise Co 6 10 4 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135576 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000135576 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000135576 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135576 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135576 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135576 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135576 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135576 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135576 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135576 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000135576 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000135576 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135576 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135576 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138516 [Member] | U S Treasury Bill U S Treasury Bill When Issued 5 04 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138516 [Member] | Charles Schwab Corp The SOFR Index 1 050 6 03 3 3 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000138516 [Member] | Wells Fargo And Co GMTN 3 53 3 24 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000138516 [Member] | Citigroup Inc SOFR RATE 0 770 5 72 6 9 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138516 [Member] | Lloyds Banking Group Plc 4 72 8 11 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138516 [Member] | Morgan Stanley MTN 1 16 10 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138516 [Member] | UBS Group AG 4 49 5 12 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000138516 [Member] | General Motors Financial Co Inc SOFR RATE 1 040 6 06 2 26 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000138516 [Member] | Connecticut Avenue Securities Trust Series 2022 R03 Class 1M2 SOFR30A 3 500 8 78 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Continental Resources Inc 2 27 11 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000138516 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000138516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000138516 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138516 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000138516 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138516 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000138516 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000138516 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000138516 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135577 [Member] | U S Treasury Bill U S Treasury Bill When Issued 5 04 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135577 [Member] | Charles Schwab Corp The SOFR Index 1 050 6 03 3 3 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135577 [Member] | Wells Fargo And Co GMTN 3 53 3 24 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135577 [Member] | Citigroup Inc SOFR RATE 0 770 5 72 6 9 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135577 [Member] | Lloyds Banking Group Plc 4 72 8 11 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135577 [Member] | Morgan Stanley MTN 1 16 10 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135577 [Member] | UBS Group AG 4 49 5 12 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135577 [Member] | General Motors Financial Co Inc SOFR RATE 1 040 6 06 2 26 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135577 [Member] | Connecticut Avenue Securities Trust Series 2022 R03 Class 1M2 SOFR30A 3 500 8 78 3 25 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Continental Resources Inc 2 27 11 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000135577 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135577 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000135577 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000135577 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135577 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000135577 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000135577 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000135577 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135577 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217814 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217814 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217814 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000217814 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000217814 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217814 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217814 [Member] | Anheuser Busch InBev NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217814 [Member] | CRH Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217814 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000217814 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000217814 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000217814 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000217814 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000217814 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000217814 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000217814 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000217814 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217814 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000217814 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217814 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217814 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217814 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000217814 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000217814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000217814 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217814 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000217814 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000217814 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217814 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146417 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146417 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146417 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146417 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146417 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146417 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146417 [Member] | Anheuser Busch InBev NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146417 [Member] | CRH Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146417 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146417 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000146417 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000146417 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000146417 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000146417 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000146417 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146417 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000146417 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146417 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000146417 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146417 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146417 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146417 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146417 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146417 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000146417 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000146417 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146417 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146417 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146417 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146417 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175517 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175517 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175517 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175517 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175517 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175517 [Member] | Anheuser Busch InBev NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175517 [Member] | CRH Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175517 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175517 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000175517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000175517 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000175517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000175517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175517 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000175517 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000175517 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175517 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175517 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175517 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000175517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175517 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000175517 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175517 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175517 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175517 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217815 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217815 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217815 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217815 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000217815 [Member] | Anheuser Busch InBev NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217815 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217815 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217815 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217815 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000217815 [Member] | InterContinental Hotels Group Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000217815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000217815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000217815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000217815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000217815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000217815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217815 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217815 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217815 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217815 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217815 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000217815 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000217815 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000217815 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000217815 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000217815 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146418 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146418 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146418 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146418 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146418 [Member] | Anheuser Busch InBev NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146418 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146418 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146418 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146418 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146418 [Member] | InterContinental Hotels Group Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146418 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000146418 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000146418 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000146418 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000146418 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146418 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000146418 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000146418 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000146418 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146418 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146418 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146418 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146418 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146418 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146418 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000146418 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000146418 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146418 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146418 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000146418 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175518 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000175518 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175518 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175518 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000175518 [Member] | Anheuser Busch InBev NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175518 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000175518 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175518 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175518 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000175518 [Member] | InterContinental Hotels Group Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000175518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000175518 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000175518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000175518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000175518 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000175518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175518 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175518 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000175518 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175518 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175518 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000175518 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000175518 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000175518 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000175518 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175518 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195520 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195520 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195520 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195520 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195520 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195520 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195520 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195520 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195520 [Member] | Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195520 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000195520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000195520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195520 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195520 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195520 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000195520 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195520 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000195520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195520 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195520 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195520 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195520 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000195520 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195520 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195521 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195521 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195521 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195521 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195521 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195521 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195521 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195521 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195521 [Member] | Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195521 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000195521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000195521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195521 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195521 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195521 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000195521 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195521 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000195521 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195521 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195521 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195521 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195521 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000195521 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195521 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195522 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000195522 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195522 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195522 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195522 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195522 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195522 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195522 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195522 [Member] | Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195522 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000195522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000195522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195522 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195522 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000195522 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000195522 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000195522 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000195522 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195522 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195522 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195522 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000195522 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195522 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232919 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232919 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232919 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232919 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232919 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232919 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232919 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232919 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232919 [Member] | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232919 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000232919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000232919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000232919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232919 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000232919 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232919 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232919 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232919 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232919 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000232919 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232919 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232919 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232919 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232919 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232919 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232918 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232918 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232918 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232918 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232918 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232918 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232918 [Member] | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232918 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000232918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000232918 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000232918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232918 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000232918 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232918 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232918 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232918 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000232918 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232918 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232918 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232918 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232918 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232918 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232920 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232920 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232920 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232920 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232920 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232920 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232920 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232920 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232920 [Member] | Blackstone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232920 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000232920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000232920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000232920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000232920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000232920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000232920 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000232920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232920 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232920 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232920 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232920 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000232920 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232920 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232920 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232920 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232920 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232920 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235076 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235076 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235076 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235076 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235076 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000235076 [Member] | Jiangsu Zhongtian Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235076 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235076 [Member] | Ningbo Orient Wires And Cables Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235076 [Member] | New Oriental Education And Technology Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235076 [Member] | Sunresin New Materials Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000235076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000235076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235077 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235077 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235077 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235077 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235077 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000235077 [Member] | Jiangsu Zhongtian Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235077 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235077 [Member] | Ningbo Orient Wires And Cables Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235077 [Member] | New Oriental Education And Technology Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235077 [Member] | Sunresin New Materials Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235077 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235077 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235077 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235077 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000235077 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235077 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000235077 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235077 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235077 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235077 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000235075 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000235075 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235075 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235075 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000235075 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000235075 [Member] | Jiangsu Zhongtian Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235075 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235075 [Member] | Ningbo Orient Wires And Cables Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235075 [Member] | New Oriental Education And Technology Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235075 [Member] | Sunresin New Materials Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235075 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000235075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000235075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000235075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000235075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000235075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240113 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240113 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240113 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240113 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240113 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240113 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240113 [Member] | Phoenix Mills Ltd The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240113 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240113 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240113 [Member] | HDFC Bank Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000240113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000240113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000240113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240113 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000240113 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000240113 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240113 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240113 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240113 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240113 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240113 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240113 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240114 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240114 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240114 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240114 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240114 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240114 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240114 [Member] | Phoenix Mills Ltd The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240114 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240114 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240114 [Member] | HDFC Bank Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000240114 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000240114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000240114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240114 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240114 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240114 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000240114 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000240114 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240114 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240114 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240114 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240114 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240114 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240114 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240114 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240115 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240115 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240115 [Member] | Antofagasta Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240115 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000240115 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240115 [Member] | Unilever Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240115 [Member] | Phoenix Mills Ltd The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240115 [Member] | Chroma ATE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240115 [Member] | Samsung Fire And Marine Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240115 [Member] | HDFC Bank Ltd Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240115 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000240115 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000240115 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000240115 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000240115 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240115 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000240115 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240115 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240115 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240115 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000240115 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000240115 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000240115 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240115 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240115 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240115 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240115 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240115 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240115 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240118 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240118 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240118 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240118 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240118 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240118 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240118 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240118 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240118 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240118 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240118 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240118 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240118 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240118 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240118 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240118 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240118 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240118 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240118 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240118 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240118 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240118 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240118 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240118 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240118 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240118 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000240118 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240118 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240118 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240117 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240117 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240117 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240117 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240117 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240117 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240117 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240117 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240117 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240117 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240117 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240117 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240117 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240117 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240117 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240117 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240117 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240117 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240117 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240117 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240117 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240117 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240117 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240117 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240117 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000240117 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240117 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240117 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240116 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240116 [Member] | Novo Nordisk A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240116 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240116 [Member] | EssilorLuxottica SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240116 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240116 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240116 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240116 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240116 [Member] | Mitsubishi Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240116 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240116 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240116 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240116 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240116 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240116 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240116 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000240116 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240116 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240116 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240116 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240116 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240116 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240116 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240116 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240116 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000240116 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240116 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240116 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240120 [Member] | Sanrio Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240120 [Member] | SpareBank 1 SMN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240120 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240120 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240120 [Member] | Cranswick Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240120 [Member] | Lotus Bakeries NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240120 [Member] | TBS Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240120 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240120 [Member] | Barratt Developments Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240120 [Member] | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240120 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240120 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240120 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240120 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240120 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240120 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000240120 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240120 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240120 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240120 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240120 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240120 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240120 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240120 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240120 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240120 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240120 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240120 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240120 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240120 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240121 [Member] | Sanrio Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240121 [Member] | SpareBank 1 SMN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240121 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240121 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240121 [Member] | Cranswick Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240121 [Member] | Lotus Bakeries NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240121 [Member] | TBS Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240121 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240121 [Member] | Barratt Developments Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240121 [Member] | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240121 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240121 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240121 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240121 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240121 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240121 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000240121 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240121 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240121 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240121 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240121 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240121 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240121 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240121 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240121 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240121 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240121 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240121 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240121 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240121 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240119 [Member] | Sanrio Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240119 [Member] | SpareBank 1 SMN [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240119 [Member] | Asics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240119 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240119 [Member] | Cranswick Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240119 [Member] | Lotus Bakeries NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240119 [Member] | TBS Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240119 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240119 [Member] | Barratt Developments Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240119 [Member] | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240119 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000240119 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000240119 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240119 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000240119 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000240119 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000240119 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240119 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240119 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240119 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240119 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000240119 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000240119 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240119 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240119 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000240119 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240119 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000240119 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240119 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240119 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.50%